DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments and Financial Instruments Related To Credit (Tables) [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Memorandum accounts		Balance sheet accounts
	Notional amounts	Notional amounts	Carrying value	Carrying value
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Interest rate products	2,628,747	1,888,447	1,625	476
Futures contracts	262,847	182,997	(32)	(4)
Purchase commitments	117,641	88,852	140	19
Sale commitments	145,206	94,145	(172)	(23)
Swap agreements	114,940	119,978	1,323	680
Asset position	61,263	62,528	2,984	2,519
Liability position	53,677	57,450	(1,661)	(1,839)
Options	2,243,675	1,579,785	(143)	(91)
Purchase commitments	1,180,676	850,060	761	1,206
Sale commitments	1,062,999	729,725	(904)	(1,297)
Forward contracts	839	1,294	(19)	11
Purchase commitments	539	839	63	92
Sale commitments	300	455	(82)	(81)
Credit derivatives	5,748	4,363	135	(90)
Purchase commitments	2,622	1,617	256	12
Sale commitments	3,126	2,746	(121)	(102)
Other	698	30	361	(30)
Purchase commitments	698	-	374	-
Sale commitments	-	30	(13)	(30)
Foreign exchange products	160,231	209,408	(1,085)	(607)
Futures contracts	21,185	22,099	(14)	(4)
Purchase commitments	8,128	3,160	-	22
Sale commitments	13,057	18,939	(14)	(26)
Swap agreements	21,987	22,492	(333)	(196)
Asset position	7,378	9,820	(5)	295
Liability position	14,634	12,672	(328)	(491)
Options	80,459	145,350	(215)	(137)
Purchase commitments	37,198	80,571	792	527
Sale commitments	43,261	64,779	(1,007)	(664)
Forward contracts	35,880	11,809	(531)	(190)
Purchase commitments	13,121	5,150	556	276
Sale commitments	22,759	6,659	(1,087)	(466)
Credit derivatives	76	137	-	(1)
Purchase commitments	54	137	1	1
Sale commitments	22	-	(1)	(2)
Other	619	7,521	8	(79)
Purchase commitments	259	3,234	191	420
Sale commitments	360	4,287	(183)	(499)
Commodities	4,762	7,690	1	19
Futures contracts	2,132	6,403	(9)	(17)
Purchase commitments	84	64	33	(12)
Sale commitments	2,048	6,339	(42)	(5)
Swap agreements	397	195	(22)	(9)
Asset position	219	89	5	5
Liability position	178	106	(27)	(14)
Options	1,966	612	1	27
Purchase commitments	1,197	371	52	38
Sale commitments	769	241	(51)	(11)
Forward contracts	267	254	29	10
Purchase commitments	200	254	48	10
Sale commitments	67	-	(19)	-
Other	-	226	-	8
Purchase commitments	-	155	-	17
Sale commitments	-	71	-	(9)
Other	18	91	-	-
Futures contracts	10	11	-	-
Purchase commitments	1	2	-	-
Sale commitments	9	9	-	-
Swap agreements	8	58	-	-
Asset position	1	1	-	-
Liability position	7	57	-	-
Credit derivatives	-	22	-	-
Purchase commitments	-	22	-	1
Sale commitments	-	-	-	(1)
Equity products	17,102	7,999	(394)	(619)
Futures contracts	5,875	5,276	-	-
Purchase commitments	1,645	2,132	-	-
Sale commitments	4,230	3,144	-	-
Swap agreements	61	138	2	81
Asset position	32	131	3	81
Liability position	29	7	(1)	-
Options	5,871	2,575	(935)	(700)
Purchase commitments	4,181	1,812	147	48
Sale commitments	1,690	763	(1,082)	(748)
Forward contracts	1,419	-	1,393	-
Purchase commitments	1,419	-	1,393	-
Sale commitments	-	-	-	-
Credit derivatives	878	10	(1)	-
Purchase commitments	227	10	4	1
Sale commitments	651	-	(5)	(1)
Other	2,998	-	117	-
Purchase commitments	2,438	-	164	-
Sale commitments	560	-	(47)	-
Assets			7,789	5,549
Liabilities			(6,674)	(6,281)
Total			1,115	(732)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Schedule Of Derivative Instruments Gain Loss In Statement Of Financial Performance

Derivatives in relationships of cash flow hedges	Amount of gain or (loss) recognized in AOCI in derivatives (effective portion)	Place where gain or (loss) reclassified from AOCI to income are recognized (effective portion)	Amount of gain or (loss) reclassified from AOCI to income (effective portion)	Place where gain or (loss) are recognized in income (ineffective portion)	Amount of gain or (loss) recognized in result of derivatives (ineffective portion)
Futures of interest rate	3	Trading income (losses), net	1	Trading income (losses), net	0

Disclosure of Credit Derivatives [Table Text Block]
Schedule of credit derivative

	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Fair value as of December 31, 2010	Fair value as of December 31, 2009
By instrument
CDS	3,375	541	1,234	1,184	416	(119)	(103)
TRS	424	416	-	8	-	(8)	-
Total by instrument	3,799	957	1,234	1,192	416	(127)	(103)
By risk rating
Investment grade	3,799	957	1,234	1,192	416	(127)	(103)
Total by risk	3,799	957	1,234	1,192	416	(127)	(103)
By reference entity
Private entities	3,799	957	1,234	1,192	416	(127)	(103)
Total by entity	3,799	957	1,234	1,192	416	(127)	(103)

Schedule Of Notional Amount Of Purchased Credit Derivatives [Table Text Block]
Schedule of notional amount of purchased credit derivatives

	12/31/2010			12/31/2009
	Notional amount of hedge sold	Notional amount of hedge purchased with identical underlying amount	Net position	Net position
CDS	(3,375)	2,902	(473)	1,320
TRS	(424)	-	(424)	-
Total	(3,799)	2,902	(897)	1,320

Schedule Of Contractual Amounts Of Financial Instruments Related To Credit Table [Table Text Block]
Schedule of contractual amounts of financial instruments related to credit

	12/31/2010	12/31/2009
Commitments to extend credit	179,912	157,443
Standby letters of credit	756	1,207
Guarantees	37,618	31,234

Schedule Of Financial Guarantees [Table Text Block]
Schedule of financial guarantees

	12/31/2010		12/31/2009
	Contract amount	Fair value	Contract amount	Fair value
Standby letters of credit (*)	756	435	1,207	349
Guarantees (1)	37,618	108	31,234	68

 (*) Include guarantees with contract amount of R$ 17 as of December 31, 2010 (R$ 8 as of December 31, 2009) issued in favor of clients classified as clients under monitoring, in accordance with our internal classification.